Tax liabilities, PERT (Special tax regularization program) (Details) R$ in Thousands	5 Months Ended	6 Months Ended
	Dec. 31, 2017 BRL (R$)	Jun. 30, 2018 BRL (R$) Installment
Tax liability balance [Abstract]
Tax liabilities, beginning of the period		R$ 565,289
Tax liabilities, end of the period	R$ 565,289	682,989
Current	169,505	171,861
Non-current	395,784	R$ 511,128
PERT [Member]
PERT (Special tax regularization program) [Abstract]
Number of installments | Installment		120
Tax liability balance [Abstract]
Tax liabilities, beginning of the period	134,947	R$ 243,849	[1]
Tax provision balance in prior periods included Aug, 2017	6,727
IOF Inclusion	103,907
IOF Inclusion - Sep / 17 - transfer to PRT		(70,995)
Use of unused tax loss carryforwards Aug, 2017 (Note 23)	(4,452)
Interest reversal - PERT		(1,803)
Payments - prepayments	(5,721)	(2,811)
Interest	8,441	2,460
Tax liabilities, end of the period	243,849 [1]	170,700	[1]
Current		10,874
Non-current		159,826
PERT [Member] | 2018 [Member]
Tax liability balance [Abstract]
Tax liabilities, beginning of the period		13,317
Tax liabilities, end of the period	13,317	10,874
PERT [Member] | 2019 [Member]
Tax liability balance [Abstract]
Tax liabilities, beginning of the period		13,317
Tax liabilities, end of the period	13,317	10,874
PERT [Member] | 2020 [Member]
Tax liability balance [Abstract]
Tax liabilities, beginning of the period		13,317
Tax liabilities, end of the period	13,317	10,874
PERT [Member] | 2021 [Member]
Tax liability balance [Abstract]
Tax liabilities, beginning of the period		13,317
Tax liabilities, end of the period	13,317	10,874
PERT [Member] | 2022 Onwards [Member]
Tax liability balance [Abstract]
Tax liabilities, beginning of the period		190,581
Tax liabilities, end of the period	R$ 190,581	R$ 127,204

[1]	PERT - installment of unpaid taxes and IOF, modality does not include use of impairment, installment in 120 months, according to MP no 783 of May 31, 2017. The taxes included in the PERT are as follows: PIS, COFINS and IOF